Note 9 - Commitments and Contingencies - Balance Sheet Information Related to Right-of-use Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Operating lease right-of-use assets	$ 9,465,427	$ 10,500,620
Current portion of operating lease liabilities	669,001	745,969
Noncurrent portion of operating lease liabilities	5,636,793	6,176,508
Total operating lease liabilities	6,305,794
Finance lease right-of-use assets	1,374,503
Current portion of finance lease liabilities	667,718	978,543
Noncurrent portion of finance lease liabilities	828,171	$ 1,593,979
Total finance lease liabilities	$ 1,495,889